Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Office Building [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 49,170	$ 51,043
Monthly rental payment		3,750
Property tax expense	12,669	12,241
Month to month rent payment	4,167
Apartment [Member]
Operating Leased Assets [Line Items]
Rent expense	$ 17,705	$ 15,750